BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
BNY MELLON FUNDS TRUST - BNY Mellon Pennsylvania Intermediate Municipal Bond Fund Supplement to Prospectus dated December 31, 2012

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Average Annual Total Returns as of 12/31/11

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon Pennsylvania Intermediate Municipal Bond Fund – Performance”:

Average Annual Returns BNY Mellon Pennsylvania Intermediate Municipal Bond Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares		8.60%	4.44%	4.29%
Investor Shares		8.42%	4.17%	4.02%
After Taxes on Distributions Class M Shares		8.60%	4.42%	4.25%
After Taxes on Distributions and Sale of Fund Shares Class M Shares		6.89%	4.34%	4.22%
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes	[1][2]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[1]	10.19%	5.95%	5.57%
[1]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[2]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.